Long-term debt (Tables)	12 Months Ended
Sep. 30, 2018
Financial Instruments [Abstract]
Disclosure of Long-Term Debt

	As at September 30, 2018	As at September 30, 2017
	$	$
Senior U.S. unsecured notes repayable in December by tranches of $180,950 (U.S.$140,000) in 2018 and $323,125 (U.S.$250,000) in 2021[1]	491,651	485,401
Senior unsecured notes repayable in September by tranches of $51,700 (U.S.$40,000) in 2019, $71,088 (U.S.$55,000) in 2021, $387,750 (U.S.$300,000) in 2024, $387,750 (U.S.$300,000) in six yearly repayments of U.S.$50,000 from 2019 to 2024 and $127,704 (€85,000) in 2021[2]	1,025,683	1,057,027
Unsecured committed revolving credit facility[3]	194,795	200,000
Obligations repayable in blended monthly installments maturing at various dates until 2021, bearing a weighted average interest rate of 2.46% (2.49% in 2017)	30,124	61,703
Obligations under finance leases repayable in blended monthly installments maturing at various dates until 2022, bearing a weighted average interest rate of 2.40% (2.89% in 2017)	29,909	29,794
Other long-term debt	28,731	28,078
	1,800,893	1,862,003
Current portion	348,580	122,467
	1,452,313	1,739,536

[1]
As at September 30, 2018, an amount of $504,075,000 was drawn, less fair value adjustments relating to interest rate swaps designated as fair value hedges of $12,274,000 and financing fees of $150,000. The private placement financing with U.S. institutional investors is comprised of two tranches of Senior U.S. unsecured notes with a weighted average maturity of 2.1 years and a weighted average interest rate of 4.76% (4.76% in 2017). The Senior U.S. unsecured notes contain covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2018, the Company was in compliance with these covenants.

[2]
As at September 30, 2018, an amount of $1,025,992,000 was drawn, less financing fees of $309,000. The private placement is comprised of four tranches of Senior U.S. unsecured notes and one tranche of Senior euro unsecured note, with a weighted average maturity of 4.0 years and a weighted average interest rate of 3.63% (3.62% in 2017). In September 2018, the Company repaid the first of the seven yearly scheduled repayments of U.S.$50,000,000 on a tranche of the Senior U.S. unsecured notes for a total amount of $65,045,000 and settled the related cross-currency swaps (Note 31). The Senior unsecured notes contain covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2018, the Company was in compliance with these covenants.

[3] The Company has an unsecured committed revolving credit facility available for an amount of $1,500,000,000 that expires in December 2022. This facility bears interest at bankers' acceptance, LIBOR or Canadian prime, plus a variable margin that is determined based on the Company's leverage ratio. As at September 30, 2018, an amount of $120,000,000 was drawn upon this facility at Canadian prime with no margin at a weighted average interest rate of 3.70% and $74,795,000 at banker's acceptance with a margin of 1.00% and a weighted average interest rate of 1.85%. Also, an amount of $9,610,000 has been committed against this facility to cover various letters of credit issued for clients and other parties. On November 6, 2018, the facility was extended by one year to December 2023 and can be further extended. There were no material changes in the terms and conditions including interest rates and banking covenants. The unsecured committed revolving credit facility contains covenants that require the Company to maintain certain financial ratios (Note 32). As at September 30, 2018, the Company was in compliance with these covenants.

Disclosure of Principal Repayments
Principal repayments on long-term debt, excluding fair value hedges, obligations under finance leases and financing fees, over the forthcoming years are as follows:

$
Less than one year	336,200
Between one and two years	75,374
Between two and five years	918,354
Beyond five years	453,789
Total principal repayments on long-term debt	1,783,717
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate.

As at September 30, 2018	Carrying amount	Contractual cash flows	Less than one year	Between one and two years	Between two and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,134,802	1,134,802	1,134,802	—	—	—
Accrued compensation	602,245	602,245	602,245	—	—	—
Senior U.S. and euro unsecured notes	1,517,334	1,753,402	354,575	113,955	814,337	470,535
Unsecured committed revolving credit facility	194,795	222,331	6,573	6,591	209,167	—
Obligations other than finance leases	30,124	30,794	19,319	9,393	2,082	—
Obligations under finance leases	29,909	30,976	12,909	10,005	8,062	—
Other long-term debt	28,731	29,155	20,302	1,613	5,826	1,414
Clients’ funds obligations	328,324	328,324	328,324	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	37,922
Outflow		49,173	18,120	16,901	14,152	—
(Inflow)		(6,693)	(4,012)	(1,830)	(851)	—
Cross-currency swaps	43,217
Outflow		988,595	326,950	80,922	304,798	275,925
(Inflow)		(1,020,985)	(328,646)	(88,027)	(315,349)	(288,963)
Interest rate swaps	12,326
Outflow		61,279	17,508	17,508	26,263	—
(Inflow)		(56,434)	(16,124)	(16,124)	(24,186)	—
	3,959,729	4,146,964	2,492,845	150,907	1,044,301	458,911

31.	Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)

As at September 30, 2017	Carrying amount	Contractual cash flows	Less than one year	Between one and two years	Between two and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,004,307	1,004,307	1,004,307	—	—	—
Accrued compensation	578,886	578,886	578,886	—	—	—
Senior U.S. and euro unsecured notes	1,542,428	1,823,352	124,201	343,207	818,095	537,849
Unsecured committed revolving credit facility	200,000	226,810	6,400	6,400	214,010	—
Obligations other than finance leases	61,703	63,454	33,850	18,623	10,981	—
Obligations under finance leases	29,794	31,109	14,086	8,341	8,682	—
Other long-term debt	28,078	28,787	13,986	2,988	9,130	2,683
Clients’ funds obligations	314,233	314,233	314,233	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	90
Outflow		17,036	5,486	6,530	5,020	—
(Inflow)		(16,989)	(5,417)	(5,083)	(6,489)	—
Cross-currency swaps	58,844
Outflow		849,762	83,877	317,085	291,798	157,002
(Inflow)		(846,228)	(91,446)	(310,451)	(291,936)	(152,395)
Interest rate swaps	2,409
Outflow		63,248	14,055	14,055	35,138	—
(Inflow)		(70,222)	(15,605)	(15,605)	(39,012)	—
	3,820,772	4,067,545	2,080,899	386,090	1,055,417	545,139

Disclosure of Minimum Finance Lease Payments
Minimum finance lease payments are as follows:

	Principal	Interest	Payment
	$	$	$
Less than one year	12,380	529	12,909
Between one and two years	9,686	319	10,005
Between two and five years	7,843	219	8,062
Total minimum finance lease payments	29,909	1,067	30,976
The future minimum lease payments under non-cancellable operating leases are due as follows:

$
Less than one year	167,471
Between one and two years	141,569
Between two and five years	279,088
Beyond five years	118,012